SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Capitalized interest ,Debt issuance costs and commitment costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capitalized interest
Total interest costs	¥ 2,043,662	¥ 2,159,539	¥ 2,042,128
Less: interest costs capitalized	(119,031)	(223,002)	(163,973)
Interest expenses	1,924,631	1,936,537	¥ 1,878,155
Debt issuance costs
Unamortised debt issuance costs	¥ 139,016	¥ 169,264